Deferred taxation (Details) - Schedule of deferred taxation - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Schedule of deferred taxation [Abstract]
Deferred taxation liability	R (42,024)	R (85,392)
Deferred revenue	44,790
Property, plant and equipment and capitalized commission assets	(117,686)	(85,392)
Lease obligations	12,119
ECL provision on trade receivables	11,302
Other	7,451
Deferred taxation asset	47,046	106,482
Deferred revenue	6	25,476
Property, plant and equipment and capitalized commission assets	37,479	9,361
Inventory		26,018
Tax losses	6,115	16,356
Lease obligations	297	16,351
ECL provision on trade receivables	928	5,936
Research and development		1,071
Other	2,221	5,913
Total net deferred taxation asset	5,022	21,090
Reconciliation of deferred taxation asset/(liability)
At beginning of year	21,090	64,858
Increase in deferred revenue temporary differences	19,320	8,778
Decrease in property, plant and equipment and capitalized commission assets temporary differences	(4,176)	(42,834)
(Decrease)/increase in inventory temporary differences	(26,018)	315
(Decrease)/increase in tax losses temporary differences	(10,241)	1,679
Decrease in lease obligation temporary differences	(3,935)	(5,572)
Increase in ECL provision on trade receivables temporary differences	6,294	1,345
(Decrease)/increase in research and development temporary differences	(1,071)	1,071
Increase/(decrease) in other temporary differences	3,759	(8,550)
At end of year	5,022	21,090
Reconciliation of deferred tax
Opening balance	21,090	64,858
Charge to income statement	(16,996)	(45,178)
Disposal of Found	(550)
Translation differences	1,478	1,410
Closing balance	R 5,022	R 21,090